Revenue and Expenses - Other Expenses (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 EUR (€)
Disclosure of transactions between related parties [line items]
Leases included in Other expenses	€ 123	€ 1,071		€ 1,069
Advertising	892	1,029		1,211
Other external services	10,478	10,398		10,445
Taxes other than income tax	995	365		1,285
Change in trade provisions	939	748		863
Losses on disposal of fixed assets and changes in provisions for fixed assets	187	35		44
Goodwill impairment (Note 7)	206	350		0
Other operating expenses	624	403		509
Total	14,444	14,399		€ 15,426
Increase (reduction) to tax expense due to decisions with tax authorities		€ 789	R$ 3,386
Telefónica México
Disclosure of transactions between related parties [line items]
Losses on disposal of fixed assets and changes in provisions for fixed assets	123
Other operating expenses	€ 167